Description Of Business and Summary of Significant Accounting Policies (Policies) (Mymd Pharmaceuticals Inc.)	12 Months Ended
Dec. 31, 2020
Income Taxes
(s)	Income Taxes

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. For the years ended December 31, 2020 and 2019, no liability for unrecognized tax benefits was required to be reported.

There is no income tax benefit for the losses for the years ended December 31, 2020 and 2019 since management has determined that the realization of the net deferred assets is not assured and has created a valuation allowance for the entire amount of such tax benefits.

The Company’s policy for recording interest and penalties associated with tax audits is to record such items as a component of general and administrative expense. There were no amounts accrued for penalties and interest for the years ended December 31, 2020 and 2019. The Company does not expect its uncertain tax position to change during the next twelve months. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Research and Development Expenses
(t)	Research and Development Costs

In accordance with FASB ASC 730, research and development costs are expensed as incurred and consist of fees paid to third parties that conduct certain research and development activities on the Company’s behalf. These costs included costs incurred to acquire and develop the license for the COVID-19 vaccine project (See Note 3).

Use of Estimates
(b)	Use of Estimates and Judgments

The preparation of financial statements in conformity with US GAAP requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are included in the following notes for revenue recognition, allowances for doubtful accounts, inventory valuations, impairment of intangible assets and valuation of share-based payments.

Mymd Pharmaceuticals Inc. [Member]
Description of Business

Description of Business – MyMD Pharmaceuticals, Inc. (“MyMD” or the “Company”) was formed in 2014 and is a Florida-based clinical development stage biopharmaceutical company that is developing its product candidate, MyMD-1, as an immunometabolic regulator to treat autoimmune diseases, ageing-related diseases, and COVID-19. Substantive operations began in 2016 and the Company’s Investigative New Drug application was filed with the U.S. Food and Drug Administration in December 2018. The Company completed its first-in-human Phase 1 clinical trial in December 2019. Phase 2 clinical trials for autoimmune diseases are planned, pending available financing. The Company’s intellectual property portfolio consists of 12 granted patents (11 US and 1 foreign), 22 pending applications (5 US, 16 foreign, and 1 international application).

Pending Transactions

Pending Transactions – In November 2020, the Company entered into an Asset Purchase Agreement (the “Supera Agreement”) with Supera Pharmaceuticals, Inc. (“Supera”), a related company though common control, to be acquired by the Company through the issuance of 33,937,909 shares of common stock. The Company entered into the Supera Agreement concurrently with a Plan of Merger (the “Akers Merger”) that contemplates the merger of the Company with Akers Biosciences, Inc. (“Akers”), an existing NASDAQ listed public company. The combined company is expected to be renamed MyMD Pharmaceuticals Inc. and remain listed on the NASDAQ under the new ticker symbol “MYMD.” The combined company will be led by Chris Chapman, MD, who is President and Chief Medical Officer of MyMD, and Adam Kaplin, MD, who is Chief Scientific Officer of MyMD. The combined company is planned to be headquartered in Baltimore, Maryland. Current Akers’ shareholders will own approximately 20% of the combined company and current MyMD’s shareholders will own approximately 80% of the combined company. The merger agreement also provides for additional contingent payments in cash and shares to the stockholders of MyMD under certain circumstances. The merger is expected to close in the first half of 2021 and is contingent upon approval of a shareholder vote of both the Company and Akers. As of February 23, 2021, neither the Supera Agreement nor the Akers Merger has been finalized.

Intangible Assets

Intangible Assets – Intangible assets relate to costs incurred to purchase the domain name of the Company’s website. The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable. No impairment of intangible assets was required for the years ended December 31, 2020 or 2019.

Income Taxes

Income Taxes – Effective January 1, 2019, the Company has elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. Under those provisions, the Company does not pay federal corporate income taxes on its taxable income. Instead, the stockholders are liable for individual federal income taxes on their respective share of the Company’s taxable income.

Share-Based Compensation

Share-Based Compensation – The Company accounts for stock-based awards to employees and non-employees using the fair value-based method to determine compensation for all arrangements where shares of stock or equity instruments are issued for compensation. Fair value of each common stock option is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatility is based on historical volatility of a peer group’s common stock and other factors estimated over the expected term of the options. The expected term of the options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield.

Research and Development Expenses

Research and Development Expenses – Research and development costs are expensed in the period in which they are incurred and include the expenses paid to third parties, such as contract research organizations and consultants, who conduct research and development activities on behalf of the Company. Patent-related costs, including registration costs, documentation costs and other legal fees associated with the application, are expensed in the period in which they are incurred.

Use of Estimates

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from such estimates and such differences could be material.

Subsequent Events

Subsequent Events – The Company has evaluated subsequent events through February 23, 2021, in connection with the preparation of these financial statements, which is the date the financial statements were available to be issued.